As filed with the Securities and Exchange Commission on April 29, 2010

1933 Act File No. 2-79143

1940 Act File No. 811-3561

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-3

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 42

UNDER

THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 42

CAPITAL APPRECIATION VARIABLE ACCOUNT

(Exact Name of Registrant)

Sun Life Assurance Company of Canada (U.S.)

(Name of Insurance Company)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181 (617) 237-6030

(Address of Insurance Company’s Principal Executive Offices)

Susan S. Newton, Massachusetts Financial Services Company,

500 Boylston Street, Boston, Massachusetts 02116

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2010 [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on [date] pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on [date] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

The following items are herein incorporated by reference to those items filed by the Money Market Variable Account (File No. 2-79141) in Post-Effective Amendment No. 42, filed with the SEC via EDGAR on April 29, 2010:

Cross-Reference Pages

Compass 2 Prospectus dated May 1, 2010

Compass 2 and 3 Statement of Additional Information dated May 1, 2010

Part C

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 26th day of April 2010.

MONEY MARKET VARIABLE ACCOUNT
HIGH YIELD VARIABLE ACCOUNT
CAPITAL APPRECIATION VARIABLE ACCOUNT
GOVERNMENT SECURITIES VARIABLE ACCOUNT
GLOBAL GOVERNMENTS VARIABLE ACCOUNT
TOTAL RETURN VARIABLE ACCOUNT
(Registrants)

By:	MARIA F. DWYER *
Name:	Maria F. Dwyer
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April, 2010.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

WESTLEY V. THOMPSON**
Westley V. Thompson
President, SLF U.S.

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants indicated on April 29, 2010.

SIGNATURE	TITLE

J. KERMIT BIRCHFIELD* J. Kermit Birchfield	Chairman

MARIA F. DWYER* Maria F. Dwyer	President (Principal Executive Officer)

JOHN M. CORCORAN* John M. Corcoran	Principal Financial Officer and Principal Accounting Officer

ROBERT C. BISHOP* Robert C. Bishop	Member of the Boards of Managers

FREDERICK H. DULLES* Frederick H. Dulles	Member of the Boards of Managers

DAVID D. HORN* David D. Horn	Member of the Boards of Managers

MARCIA A. KEAN* Marcia A. Kean	Member of the Boards of Managers

RONALD G. STEINHART* Ronald G. Steinhart	Member of the Boards of Managers

HAVILAND WRIGHT* Haviland Wright	Member of the Boards of Managers

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton
as Attorney-in-fact

Executed By Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated February 27, 2009; filed herewith (Trustees) and a Power of Attorney, dated October 22, 2008; filed herewith (Dwyer, Corcoran)

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE	TITLE

WESTLEY V. THOMPSON** Westley V. Thompson	President, SLF U.S. and Director (Principal Executive Officer)

RONALD H. FRIESEN** Ronald H. Friesen	Senior Vice President and Chief Financial Officer and Treasurer and Director (Principal Financial Officer)

DOUGLAS C. MILLER** Douglas C. Miller	Vice President and Controller (Principal Accounting Officer)

SANDRA M. DADALT Sandra M. DaDalt	Attorney-in-Fact for: Jon A. Boscia, Director
Scott M. Davis, Director
Stephen L. Deschenes, Director
Terrence J. Mullen, Director

**	Sandra M. DaDalt has signed this document on the date indicated on behalf of the above pursuant to powers of attorney duly executed by such persons and filed herewith.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Jon Andrew Boscia, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

JON ANDREW BOSCIA
Jon Andrew Boscia

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Scott M. Davis, hereby constitute and appoint Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

SCOTT M. DAVIS
Scott M. Davis

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Stephen Luke Deschenes, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

STEPHEN LUKE DESCHENES
Stephen Luke Deschenes

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Ronald H. Friesen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

RONALD H. FRIESEN
Ronald H. Friesen

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Douglas C. Miller, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

DOUGLAS C. MILLER
Douglas C. Miller

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Terrence James Mullen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

TERRENCE JAMES MULLEN
Terrence James Mullen

Dated: February 12, 2010

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

POWER OF ATTORNEY

I, Westley Vander Thompson, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Michael S. Bloom, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 2-79143) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.

WESTLEY VANDER THOMPSON
Westley Vander Thompson

Dated: February 12, 2010

POWER OF ATTORNEY

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

The undersigned, Managers of Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Managed Sectors Variable Account, Money Market Variable Account and Total Return Variable Account (each, the “Registrant”), hereby severally constitute and appoint Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 27th day of February, 2009.

Signatures	Title(s)

J. KERMIT BIRCHFIELD J. Kermit Birchfield	Trustee

ROBERT C. BISHOP Robert C. Bishop	Trustee

FREDERICK H. DULLES Frederick H. Dulles	Trustee

DAVID D. HORN David D. Horn	Trustee

MARCIA A. KEAN Marcia A. Kean	Trustee

RONALD G. STEINHART Ronald G. Steinhart	Trustee

HAVILAND WRIGHT Haviland Wright	Trustee

POWER OF ATTORNEY

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

The undersigned, Trustees and officers of MFS Variable Insurance Trust II (the “Registrant”), hereby severally constitutes and appoints Christopher R. Bohane, Timothy M. Fagan, Brian E. Langenfeld, Susan S. Newton, Susan A. Pereira and Mark N. Polebaum, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting, unto our said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 22nd day of October, 2008.

Signatures	Title(s)

MARIA F. DWYER Maria F. Dwyer	President (Principal Executive Officer)

JOHN M. CORCORAN John M. Corcoran	Principal Financial and Accounting Officer